19. Leases	12 Months Ended
Dec. 31, 2019
Leases [abstract]
Leases
19.Leases

		2018													2019
	Weighted average rate (p.a.)	Current	Non-current	Total	IFRS adoption 16 (1)	Additions	Write-offs	Contractual amendment	Payments	Payment (escrow deposit)	Payment (maintenance reserve)	Interest accrued	Interest payment	Exchange rate variation	Current	non-current	Total
In R$:
Leases without purchase option	12.92%	-	-	-	49,975	2,925	-	-	(18,085)	-	-	9,992	-	-	21,781	23,026	44,807
Total		-	-	-	49,975	2,925	-	-	(18,085)	-	-	9,992	-	-	21,781	23,026	44,807

In US$:
Leases with purchase option	3.75%	120,118	520,542	640,660	-	-	137	-	(113,362)	-	-	22,931	(23,304)	21,768	128,936	419,894	548,830
Leases Without purchase Option	8.55%	-	-	-	5,540,621	954,101	(7,676)	(275,921)	(1,437,957)	(476)	(6,498)	469,621	-	223,328	1,253,995	4,205,148	5,459,143
Operation leases	-	135,799	135,686	271,485	(219,728)	-	-	-	(48,273)	-	-	-	-	(3,484)	-	-	-
Total		255,917	656,228	912,145	5,320,893	954,101	(7,539)	(275,921)	(1,599,592)	(476)	(6,498)	492,552	(23,304)	241,612	1,382,931	4,625,042	6,007,973

Total leases		255,917	656,228	912,145	5,370,868	957,026	(7,539)	(275,921)	(1,617,677)	(476)	(6,498)	502,544	(23,304)	241,612	1,404,712	4,648,068	6,052,780

(1) Effects related to the adoption of IFRS 16 “Leases”  as disclosed in Note 4.26.1.

The future payments of leases liabilities agreements are detailed as follows:

	Without purchase option	With purchase option
	2019	2019	2018
2019	-	-	140,307
2020	1,691,357	148,613	140,080
2021	1,324,403	148,744	139,852
2022	1,125,060	207,654	139,624
2023	904,627	72,801	69,985
2024 thereafter	1,938,987	16,830	65,776
Total minimum leases payments	6,984,434	594,642	695,624
Less total interest	(1,480,484)	(45,812)	(54,964)
Present value of minimum leases payments	5,503,950	548,830	640,660
Less current portion	(1,275,776)	(128,936)	(120,118)
Non-current portion	4,228,174	419,894	520,542

The weighted average discount rate used to calculate the present value of minimum leases payments is 8.15% on December 31, 2019 and 1st, 2019.

There are no significant differences between the present value of the minimum leases payments and the market value of these leases liabilities.

19.1. Sale-leaseback transactions

During the year ended December 31, 2019, the Company recorded a net gain of R$7,924 arising from one aircraft sale-leaseback transaction recorded under “Sale-Leaseback Transactions”.